FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2009

Check here if Amendment [ ];  Amendment Number:

 This Amendment (Check one only):           [X] is a restatement
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Water Island Capital, LLC
Address:          41 Madison Avenue
                  New York, New York 10010

Form 13F File Number:  28-10693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matthew Hemberger
Title:   Chief Compliance Officer
Phone:   (212) 584-2367

Signature, Place, and Date of Signing:

/s/    Matthew Hemberger     New York, New York         2/18/2009
[Signature]                  [City, State]              [Date]

Report Type:      (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                               0

Form 13F Information Table Entry Total:                         59

Form 13F Information Table Value Total:                  $ 540,898
                                                       (thousands)


List of Other Included Managers:

                                      NONE


                                                     FAIR                                                                 VOTING
NAME OF ISSUER             TITLE OF       CUSIP      MARKET     SHARES OR     SH/   PUT/  INVESTMENT  OTHER             AUTHORITY
                           CLASS          NUMBER     VALUE      PRINCIPAL     PRN   CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
                                                     (000'S)    AMOUNT
--------------             --------       ------     ------     ---------     ---   ----  ----------  --------  -----  -------  ----
CASTLEPOINT HOLDINGS LTD   COM            G19522112     3730     275070 SH          SOLE                        275070
AMERICAN BANCORP N J INC   COM            02407E104     1607     135029 SH          SOLE                        135029
BCE INC                    COM NEW        05534B760      193       9430 SH          SOLE                        9430
BANK OF AMERICA
  CORPORATION              COM            060505104       28       1985 SH          SOLE                        1985
BENJAMIN FRANKLIN
  BANCORP IN               COM            082073107     1242      83226 SH          SOLE                        83226
BUCKEYE GP HOLDINGS LP     COM UNITS LP   118167105     2625     205066 SH          SOLE                        205066
CENTENNIAL COMMUNCTNS
  CORP N                   CL A NEW       15133V208     2439     302569 SH          SOLE                        302569
DATASCOPE CORP             COM            238113104    16103     308256 SH          SOLE                        308256
DIGIMARC CORP NEW          COM            25381B101     1028     102561 SH          SOLE                        102561
DISTRIBUCION Y SERVICIO
  D&S                      SPONSORED ADR  254753106     2689     111150 SH          SOLE                        111150
EMBARQ CORP                COM            29078E105     1446      40222 SH          SOLE                        40222
GENENTECH INC              COM NEW        368710406     3325      40098 SH          SOLE                        40098
GOLDLEAF FINANCIAL
  SOLUTIONS                COM NEW        38144H208      665     898829 SH          SOLE                        898829
HUNTSMAN CORP              COM            447011107     1461     424818 SH          SOLE                        424818
I2 TECHNOLOGIES INC        COM NEW        465754208     8926    1396902 SH          SOLE                        1396902
MENTOR CORP MINN           COM            587188103     5961     192713 SH          SOLE                        192713
MERRILL LYNCH & CO INC     COM            590188108    12869    1063398 SH          SOLE                        1063398
NATIONAL CITY CORP         COM            635405103      544     283056 SH          SOLE                        283056
NATIONWIDE FINL SVCS INC   CL A           638612101    12503     239283 SH          SOLE                        239283
PRECISION DRILLING TR      TR UNIT        740215108     3612     430475 SH          SOLE                        430475
PROVIDENT BANKSHARES
  CORP                     COM            743859100      786      81337 SH          SOLE                        81337
PUGET ENERGY INC NEW       COM            745310102    14176     519837 SH          SOLE                        519837
PUGET ENERGY INC NEW       COM            745310102       37        114 SH   CALL   SOLE                        114
PUGET ENERGY INC NEW       COM            745310102        4        201 SH   PUT    SOLE                        201
PUGET ENERGY INC NEW       COM            745310102        2         30 SH   PUT    SOLE                        30
PUGET ENERGY INC NEW       COM            745310102       14        272 SH   PUT    SOLE                        272
REPUBLIC FIRST BANCORP
  INC                      COM            760416107      766      87083 SH          SOLE                        87083
ROHM & HAAS CO             COM            775371107      228       3691 SH          SOLE                        3691
ROHM & HAAS CO             COM            775371107       41        300 SH   PUT    SOLE                        300
ROHM & HAAS CO             COM            775371107       17         34 SH   PUT    SOLE                        34
SOURCEFIRE INC             COM            83616T108      723     129054 SH          SOLE                        129054
TEVA PHARMACEUTICAL
  INDS LTD                 ADR            881624209     5785     135898 SH          SOLE                        135898
TRANSMETA CORP DEL         COM            89376R208     4593     252360 SH          SOLE                        252360
TURBOCHEF TECHNOLOGIES
  INC                      COM NEW        900006206     4089     832891 SH          SOLE                        832891
UST INC                    COM            902911106    13901     200364 SH          SOLE                        200364
WACHOVIA CORP NEW          COM            929903102    12770    2175691 SH          SOLE                        2175691
ZILOG INC                  COM PAR $0.01  989524301      294     101284 SH          SOLE                        101284
